Contingent Consideration (Details)		6 Months Ended
	Jun. 21, 2024 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 11, 2024 $ / shares	Oct. 04, 2021 L / shares
Contingent Consideration (Details) [Line Items]
Earnout shares		5,000,000
Price per share (in Dollars per share) | (per share)		$ 10		L 1
Shares deposit in escrow		20,000,000
Tranche 1 Earnout Shares [Member]
Contingent Consideration (Details) [Line Items]
Value of earnout shares (in Dollars) | $		$ 42,200,000
Tranche 2 Earnout Shares [Member]
Contingent Consideration (Details) [Line Items]
Earnout shares		15,000,000
Value of earnout shares (in Dollars) | $		$ 415,000,000
Escrow Agreement [Member]
Contingent Consideration (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares			$ 2.56
Shares deposit in escrow	20,000,000